Business combinations, Summary of Acquisitions (Details) $ in Thousands, € in Millions	Oct. 31, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 EUR (€)	Sep. 01, 2017 USD ($)	Apr. 30, 2017 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 EUR (€)	Sep. 30, 2016 USD ($)	May 02, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jul. 17, 2015 USD ($)
Summary of acquisitions [Abstract]
Goodwill	$ 4,863,962				$ 392,436
Shares consideration	6,514,170				0
Cash consideration	16,662				299,061
Total consideration	6,530,832				299,061
Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	(2,490,868)				147,878
Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	4,157,738				(241,253)
HPE Software Business [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets				$ 1,655,796
Goodwill	4,858,374			4,858,374
Shares consideration	6,514,170			6,514,170
Cash consideration	0
Total consideration	6,514,170			6,514,170
HPE Software Business [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	(2,487,916)			(2,487,916)
Goodwill				0
HPE Software Business [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	4,143,712			$ 4,143,712
COBOL-IT [Member]
Summary of acquisitions [Abstract]
Goodwill	5,588	$ 5,588
Shares consideration	0
Cash consideration	16,662
Total consideration	16,662	$ 16,700	€ 11.3
COBOL-IT [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	(2,952)
COBOL-IT [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	14,026
Serena Software, Inc. [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets									$ (102,046)
Goodwill					379,669				379,669
Shares consideration					0
Cash consideration					277,623				277,623
Total consideration					277,623				277,623
Serena Software, Inc. [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					147,260				147,260
Serena Software, Inc. [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					(249,306)				$ (249,306)
GWAVA Inc. [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets								$ 3,680
Goodwill					12,767			12,767
Shares consideration					0
Cash consideration					16,447			16,447
Total consideration					16,447			16,447
GWAVA Inc. [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					618			618
GWAVA Inc. [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					3,062			$ 3,062
OpenATTIC [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets						$ 4,991
Goodwill					0	0
Shares consideration					0
Cash consideration					4,991	4,991	€ 4.7
Total consideration					4,991	4,991
OpenATTIC [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					0	0
OpenATTIC [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					4,991	$ 4,991
OpenStack [Member]
Summary of acquisitions [Abstract]
Goodwill					0
Shares consideration					0
Cash consideration					0
Total consideration					0
OpenStack [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					0
OpenStack [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets					$ 0
Authasas BV [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets											$ 1,120
Goodwill										$ 8,840	8,840
Shares consideration										0
Cash consideration										9,960	9,960
Total consideration										9,960	9,960
Authasas BV [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets										1,110	1,110
Authasas BV [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets										$ 10	$ 10
Total Acquisitions [Member]
Summary of acquisitions [Abstract]
Goodwill	5,265,238
Shares consideration	6,514,170
Cash consideration	325,683
Total consideration	6,839,853
Total Acquisitions [Member] | Carrying Value at Acquisition [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	(2,341,880)
Total Acquisitions [Member] | Fair Value Adjustments [Member]
Summary of acquisitions [Abstract]
Net (liabilities)/assets	$ 3,916,495